Deposits - Summary of Deposit Accounts (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Demand, noninterest-bearing	$ 184,345	$ 129,243	$ 66,573
Demand, interest-bearing	269,493	256,258	158,708
Money market and savings		205,843	69,188
Time deposits, $250,000 and over	55,507	56,266	14,253
Time deposits, other	157,617	124,055	66,402
Total deposits	$ 902,373	$ 771,665	$ 375,124
Demand, noninterest-bearing	20.43%	16.75%	17.75%
Demand, interest-bearing	29.86%	33.21%	42.31%
Money market and savings		26.67%	18.44%
Time deposits, $250,000 and over	6.15%	7.29%	3.80%
Time deposits, other	17.47%	16.08%	17.70%
Total deposits	100.00%	100.00%	100.00%
Money market and savings [Member]
Money market and savings	$ 235,411	$ 205,843
Money market and savings	26.09%	26.68%